                                 MORGAN STANLEY
                          EMERGING MARKETS FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 Frederick B. Whittemore
Warren J. Olsen              DIRECTOR
PRESIDENT AND DIRECTOR       James W. Grisham
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Harold J. Schaaff, Jr.
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
David B. Gill                VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
Graham E. Jones              SECRETARY
DIRECTOR                     James R. Rooney
John A. Levin                TREASURER
DIRECTOR                     Joanna M. Haigney
                             ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT

The First National Bank of Boston
Investor Relations Department
P.O. Box 644, Mail Stop 46-02-09
Boston, Massachusetts 02102-0644
(617) 575-2900
--------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

----------------------------------------------------------

                                 MORGAN STANLEY
                                EMERGING MARKETS
                                   FUND, INC.
                                ---------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-------

After the first quarter 1995 panic and the second quarter recovery, the third quarter was a phase of consolidation for the emerging markets. The Morgan Stanley Emerging Markets Fund, Inc. returned 1.35% during the quarter ended September 30, 1995, based on net asset value per share, outpacing the IFC Global Total Return Composite Index return of -1.49% and the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index return of -0.64%. For the nine months ended September 30, 1995 the Fund's total return based on net asset value per share was -7.87% compared with -9.65% for the IFC Global Total Return Composite Index and -3.90% for the MSCI EMF Index.

The Asian markets were very soft, down 4.9% in U.S. dollar terms. Latin America continued its recovery with a rise of 2.9%. Europe, which had been a solid performer for most of the year, saw mixed fortunes--Turkey nose-dived 21.4% although Israel and Greece held their own. South Africa gained just over 4.0%.

We have recently reduced the Fund's exposure to Mexico while remaining positive on the prospects for Brazil. The Mexican market rallied during July and August but there are growing concerns over the depth of the recession. While some companies still represent good value and have attractive upside, we have become more cautious about the prospects of short term economic recovery.

Brazil remains the largest country weighting in the Fund. Two visits by portfolio managers to the country in the last quarter have reinforced our confidence in the future economic stability of that country. The most obvious progress has been made on the inflation front. In 1993, Brazilian inflation was almost 2,500%. By the end of 1995, inflation should be around 25%, with a 15-20% number in prospect for 1996. Judging from meetings with the government, the Central Bank and several major companies, there is unanimity in the fight against inflation. Brazilians want stability and have confidence that President Cardoso's government can achieve it. Excluding Chile, the country has arguably the strongest economy in Latin America. A high level of international reserves, combined with a financeable and manageable current account deficit, offset the fact that reforming the country's administrative and social security systems will take some time to achieve. Collection of tax revenues in Brazil is not a problem--they currently collect a higher percentage of GNP as tax than the U.S.

In all emerging markets there are risks, however, and Brazil is no exception. The sting here is that in a desire to create long-term stability, monetary policy is kept too tight in the short-term and the country lapses into recession. On a 2-3 year view, the tough economic policies carried through today will be very positive. Companies in Brazil offer good value and they are extremely well-managed. Executives have cut their teeth in the inflation cauldron of the "old" Brazil and should be able to achieve healthy returns in this more predictable market environment. Earnings growth is 20%, the market sells at 13.5x 1995 estimated earnings. The Brazilian market rose 14.1% for the quarter.

Privatization will happen at some point in the future. For Latin America, a savings rate of 18% is relatively high and we have only to look to Chile as a guide to what can be achieved when the growth of pension funds is encouraged. Currently, Brazilian pension funds amount to 10% of GNP (approximately $50 billion) but in 10 years time 30% of GNP is not an unrealistic target and these funds will provide the domestic buyers for the government's privatization program.

Asia has disappointed thus far in performance terms this year, dominated by fears of economic overheating and Sino-Taiwanese tensions. Asian countries, often lumped together as a single economic powerhouse, are in reality a spectrum of countries at different stages of development with a wide range of economic outlooks and stockmarket opportunities. At one end of the range are Malaysia and Thailand, where economic growth is high (GNP grew at 9.5% in the first half of 1995 in Malaysia, for example), but there are fears of growing inflation, burgeoning trade and current account deficits, and elements of political unrest. In Thailand's case, interest rates are expected to remain high to protect the baht.

At the other end of the spectrum is Hong Kong where we have been building exposure. Sino-American relations have improved, the colony experienced an economic downturn ahead of the other Asian nations and property prices have stabilized approximately 30% below their high. 1996 earnings should show a recovery and the market is cheap. Recent economic releases from China indicate that the hoped for "soft landing" seems to be occurring. China has slowed economic growth to less than 10% per year and inflation is coming down to 1995's target of 15%.

In the center of the Asian range are Indonesia, Korea, Taiwan and the Philippines. Indonesia is an attractive stockmarket on valuation grounds but liquidity is a problem. Over the quarter we were buyers of Taiwan and Korea and the Philippines. The tension between China and Taiwan has depressed the stockmarket-- Taiwan has fallen 31.3% in U.S. dollar terms thus far this year. The electronics sector, where sales and earnings growth have exceeded expectations, is particularly cheap. There has been a marked improvement in liquidity in the Korean market as interest rates have come down. A major transformation has occurred in the Philippine economy from low growth, high inflation to high growth combined with government action to curb inflation. Earnings growth in the Philippines is already the best in Asia and the country is at a much earlier stage of its development than the four tigers where growth is still phenomenal but momentum is slowing.

European markets have performed relatively well this year; however, changes in the political scene have heightened volatility in the Turkish market. The collapse of Prime Minister Ciller's ruling coalition led to the market's collapse making Turkey the worst performing market for the quarter, down 21.4%. The tremendous opportunities in Russia look increasingly accessible as progress is being made on the custody front. We expect to be able to buy Russian securities shortly. The Russian market is off from its peak in July and in the near term we expect continued slippage, mainly over political worries. Fundamentals in Russia continue to improve with the ruble stabilized, inflation down and economic growth no longer plummeting. Further, Russia is making progress with its plans to restructure the former Soviet Union debt to commercial banks and Western governments.

Sincerely,

          [SIG]

Madhav Dhar
PORTFOLIO MANAGER

          [SIG]

Marianne L. Hay
PORTFOLIO MANAGER

November 2, 1995

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------
                           MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX (3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
CURRENT QUARTER             -0.08%          --         1.35%          --        -1.49%          --

FISCAL YEAR TO DATE        -17.82           --        -7.87           --        -9.65           --

ONE YEAR                   -27.65       -27.65%      -21.67       -21.67%      -20.03       -20.03%

SINCE INCEPTION*            91.73        18.09       100.13        19.39        55.99        12.02

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Periods ended September 30
                                           1991*       1992       1993       1994          9 MONTHS ENDED 9/30/95 (UNAUDITED)
Net Asset Value                          $ 14.71    $ 16.74    $ 28.20    $ 20.30                                     $ 16.44
Income Dividends                            0.04       0.01         --         --                                          --
Capital Gains and Other Distributions         --       0.01       1.49        6.5                                        0.76
Total Return (1)                           4.61%     13.94%     95.22%    (5.33%)                                     (7.67%)
Index Total Return (3)                     3.25%      0.33%     67.52%    (0.51%)                                     (9.65%)

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(3)IFC Global Total Return Composite Index

*The Fund commenced operations on November 1, 1991.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            89.3%
Debt Securities               6.3%
Short-Term Investments        4.4%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                                    16.8%
Multi Industry                              9.9%
Telecommunications                          8.9%
Beverages & Tobacco                         8.8%
Utilities & Electrical & Gas                6.5%
Real Estate                                 5.6%
Chemicals                                   3.7%
Building Materials & Components             3.6%
Electronic Components & Instruments         3.6%
Other                                      32.6%
                                          100.1%

--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil                 17.5%
Hong Kong              11.1%
India                   8.4%
Russia                  7.1%
Mexico                  6.1%
Greece                  4.7%
Indonesia               4.4%
Taiwan                  4.3%
Philippines             4.2%
Thailand                4.2%
Turkey                  4.0%
Israel                  3.4%
Pakistan                2.8%
China                   2.5%
Korea                   2.4%
South Africa            1.7%
Poland                  1.5%
Argentina               1.1%
Colombia                1.1%
Portugal                0.8%
Zimbabwe                0.7%
Morocco                 0.5%
Peru                    0.5%
Sri Lanka               0.3%
Equador                 0.2%
United Kingdom          0.2%
Other                   4.3%

--------------------------------------------------------------------------------

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

       1.  Bank for Foreign Economic Affairs
           Unrestructured Loans
       2.  Telebras (Preferred)
       3.  Bharat Heavy Electricals
       4.  State Bank of India
       5.  Banco Bradesco (Preferred)
       6.  Brahma (Preferred)
       7.  Samsung Electronics Co. (Foreign)
       8.  Eletrobras 'B' (Preferred)
       9.  New World Development Co. Ltd.
      10.  Hutchison Whampoa Ltd.

--------------------------------------------------------------------------------

INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 1995

                                                      VALUE
                                       SHARES         (000)
  ---------------------------------------------------------
------------
COMMON STOCKS (89.4%)
 (Unless otherwise noted)
-----------------------------------------------------------
-------------
ARGENTINA (1.1%)
AUTOMOBILES
  CIADEA                                    1  U.S.$     --
                                               ------------
BEVERAGES & TOBACCO
  Quilmes Industrial                  170,700         3,158
                                               ------------
ENERGY SOURCES
  Capex                                 3,500            26
  Capex ADR                            57,000           784
                                               ------------
                                                        810
                                               ------------
                                                      3,968
                                               ------------
-----------------------------------------------------------
-------------
BRAZIL (17.5%)
APPLIANCES & HOUSEHOLD DURABLES
  Brasmotor (Preferred)             7,313,700         1,873
                                               ------------
BANKING
  Banco Bradesco (Preferred)      699,483,685         6,716
  Banco do Brasil (Preferred)     144,330,000         2,317
  Banco Itau (Preferred)           15,366,500         4,837
  Banco Nacional (Preferred)       61,598,720         1,221
                                               ------------
                                                     15,091
                                               ------------
BEVERAGES & TOBACCO
  Brahma (Preferred)               16,331,209         6,657
                                               ------------
CHEMICALS
  Rhodia-Ster ADS                      86,575         1,158
                                               ------------
ENERGY SOURCES
  Petrobras (Preferred)            38,328,999         4,042
                                               ------------
MERCHANDISING
  Cia Brasileira ADR                   34,650           377
  Lojas Americanas (Bonus
   Preferred Rights)                   65,534             9
                                               ------------
                                                        386
                                               ------------
METALS -- NON-FERROUS
  CVRD (Preferred)                  9,756,000         1,638
                                               ------------
METALS -- STEEL
  Acesita (Preferred)              99,500,000           710
  CSN                              46,120,000         1,234
                                               ------------
                                                      1,944
                                               ------------
TELECOMMUNICATIONS
  Telebras                         33,820,000         1,366
  Telebras (Preferred)            241,809,183        11,542
  Telebras ADR                         11,600           551
  Telesp (Preferred)               17,377,535         2,850
                                               ------------
                                                     16,309
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                       SHARES         (000)

  ---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS
  Cemig                            64,983,860  U.S.$  1,459
  Cemig ADR                            23,725           528
  CESP                             32,325,540         1,051
  CESP ADR                             27,890           291
  CESP (Preferred)                 20,764,370           719
  CPFL                             15,074,000           870
  Eletrobras                       10,889,076         3,359
  Eletrobras 'B' (Preferred)       21,355,138         6,588
  Light                             3,496,000         1,302
                                               ------------
                                                     16,167
                                               ------------
                                                     65,265
                                               ------------
-----------------------------------------------------------
-------------
CHINA (2.5%)
APPLIANCES & HOUSEHOLD DURABLES
  Shanghai Refrigerator
   Compressor 'B'                   2,340,000         1,137
                                               ------------
AUTOMOBILES
  Shanghai Diesel Engine Co., Ltd. 'B'500,000           300
  Shenzen North Jianshe
   Motorcycle 'B'                     825,000           507
                                               ------------
                                                        807
                                               ------------
BUILDING MATERIALS & COMPONENTS
  Shanghai Yaohua Pilkington
   'B'                                186,000           197
                                               ------------
BUSINESS & PUBLIC SERVICES
  Jinqiao Export Processing
   Zone Development Co.             2,301,000         1,312
  Shanghai Outer Gaoqiao              731,250           298
                                               ------------
                                                      1,610
                                               ------------
CHEMICALS
  Jilin Chemical Industrial
   Co. ADR                             29,000           645
  Shenzhen Yizheng Chemical         4,342,000         1,278
                                               ------------
                                                      1,923
                                               ------------
ENERGY SOURCES
  Shandong Huaneng Power Co.
   Ltd. ADR                            71,000           630
                                               ------------
INDUSTRIAL COMPONENTS
  Shanghai Tyre & Rubber Co.
   'B'                                654,000           204
                                               ------------
MACHINERY & ENGINEERING
  Beiren Printing Machine 'H'         900,000           189
  Shanghai Erfangji Co. Ltd.
   'B'                                590,480           100
                                               ------------
                                                        289
                                               ------------
METALS -- STEEL
  Maanshan Iron & Steel Co.,
   Ltd. 'H'                         4,000,000           745
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                       SHARES         (000)
  ---------------------------------------------------------
------------
CHINA (CONTINUED)
REAL ESTATE
  Shanghai JinJang Tower Co.
   'B'                                564,850  U.S.$    183
  Chiwan Wharf Holdings 'B'         1,035,800           489
                                               ------------
                                                        672
                                               ------------
RECREATION, OTHER CONSUMER GOODS
  Shanghai Phoenix Bicycle
   Ltd. 'B'                           320,000            67
                                               ------------
TRANSPORTATION -- SHIPPING
  China Merchants Shekou Port
   Service 'B'                      2,060,520           936
                                               ------------
                                                      9,217
                                               ------------
-----------------------------------------------------------
-------------
COLOMBIA (0.6%)
BANKING
  Banco de Bogota                       6,338            31
  Banco de Colombia                 6,880,000         2,245
                                               ------------
                                                      2,276
                                               ------------
-----------------------------------------------------------
-------------
GREECE (4.7%)
BANKING
  Alpha Credit Bank                    61,000         3,793
  Ergo Bank S.A.                       74,000         3,584
                                               ------------
                                                      7,377
                                               ------------
BEVERAGES & TOBACCO
  Delta Dairy S.A.                    160,000         3,550
  Hellenic Bottling Co. S.A.          122,500         4,124
                                               ------------
                                                      7,674
                                               ------------
CONSTRUCTION & HOUSING
  Aegek                               208,000         2,363
  Aegek (Preferred Rights)            104,000            77
  Aegek (Rights)                      104,000            65
                                               ------------
                                                      2,505
                                               ------------
                                                     17,556
                                               ------------
-----------------------------------------------------------
-------------
HONG KONG (11.1%)
BANKING
  Hang Seng Bank Ltd.                 369,000         3,042
                                               ------------
CONSTRUCTION & HOUSING
  Wai Kee Holdings Ltd.             1,988,000           239
  Wai Kee Holdings Ltd.
   (Warrants), expiring
   12/31/96                           397,600             6
                                               ------------
                                                        245
                                               ------------
ELECTRICAL & ELECTRONICS
  Great Wall Electronics
   International ADR                   58,630           234
                                               ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Varitronix International
   Ltd.                             1,100,000         2,241
                                               ------------
ENERGY SOURCES
  Zhenhai Refining & Chemical
   Co. Ltd. 'H'                       176,000            42
                                               ------------
FOOD & HOUSEHOLD PRODUCTS
  Charoen Pokphand Co. Ltd.         4,518,000         1,841
                                               ------------
MACHINERY & ENGINEERING
  Harbin Power Equipment Co.
   Ltd.                             1,458,000           386
                                               ------------
-----------------------------------------------------------
-------------
                                                      VALUE
                                       SHARES         (000)

  ---------------------------------------------------------
------------
MULTI-INDUSTRY
  Citic Pacific Ltd.                1,106,000  U.S.$  3,340
  Guangdong Investments Ltd.        4,894,000         2,928
  Hutchison Whampoa Ltd.            1,037,000         5,620
  Swire Pacific Ltd. 'A'              443,000         3,509
                                               ------------
                                                     15,397
                                               ------------
REAL ESTATE
  Cheung Kong (Holdings) Ltd.         803,000         4,372
  Hopewell Holdings                 3,966,000         2,693
  New World Development Co.
   Ltd.                             1,541,000         6,079
  Sun Hung Kai Properties Ltd.        206,100         1,673
                                               ------------
                                                     14,817
                                               ------------
TELECOMMUNICATIONS
  Hong Kong Telecom Ltd.            1,678,800         3,051
                                               ------------
                                                     41,296
                                               ------------
-----------------------------------------------------------
-------------
INDIA (7.6%)
AUTOMOBILES
  Hero Honda                           67,912           473
  Tata Engineering &
   Locomotive                          27,700           545
                                               ------------
                                                      1,018
                                               ------------
BANKING
  Bank of Rajasthan (New)             367,700         3,956
  HDFC Bank Ltd.                          500            39
  State Bank of India               1,136,200         7,351
                                               ------------
                                                     11,346
                                               ------------
CHEMICALS
  Reliance Industries Ltd. GDS          3,500            28
                                               ------------
CONSUMER GOODS
  Essel Packagings Ltd.                50,000           311
                                               ------------
ELECTRICAL & ELECTRONICS
  Asian Electronics Ltd.               30,000           442
                                               ------------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals          3,125,000         9,672
                                               ------------
FINANCIAL SERVICES
  Housing Development Finance
   Corp.                               45,880         3,509
                                               ------------
HEALTH & PERSONAL CARE
  Ranbaxy Labs Ltd.                     1,372            30
                                               ------------
MACHINERY & ENGINEERING
  Bharat Forge Co. Ltd.                    33            --
  Bharat Forge Co. Ltd.
   (Warrants), expiring 1995           14,285            55
                                               ------------
                                                         55
                                               ------------
METALS -- STEEL
  Shri Ishar Alloy Steels                 500             1
                                               ------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Shrenujur Co. Diamond                17,500            26
                                               ------------
MULTI-INDUSTRY
  Morgan Stanley Growth Fund          215,000            45
                                               ------------
TELECOMMUNICATIONS
  Videsh Sanchar Nigam Ltd.             5,700           143
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                       SHARES         (000)
  ---------------------------------------------------------
------------
INDIA (CONTINUED)
TEXTILES & APPAREL
  Mahavir Spinning Mills Ltd.           5,500  U.S.$     24
  Monotona Exports Ltd.                   100             -
  Nicholas Piramal India Ltd.         225,000         1,784
                                               ------------
                                                      1,808
                                               ------------
UTILITIES -- ELECTRICAL & GAS
  Tata Power Co. Ltd.                   1,250             4
                                               ------------
                                                     28,438
                                               ------------
-----------------------------------------------------------
-------------
INDONESIA (4.4%)
BANKING
  Bank Bali (Foreign)                 563,350           908
  Bank Bali (Warrants),
   expiring 8/29/00                    24,200             -
                                               ------------
                                                        908
                                               ------------
BEVERAGES & TOBACCO
  HM Sampoerna (Foreign)               57,500           536
                                               ------------
BUILDING MATERIALS & COMPONENTS
  Indocement Tunggal Prakarsa
   (Foreign)                          243,000           885
  Keramika Indonesia (Foreign)        261,500           208
  Semen Gresik (Foreign)              216,000           610
                                               ------------
                                                      1,703
                                               ------------
CHEMICALS
  Polysindo Eka Perkasa
   (Foreign)                        4,234,000         2,430
  Sorini Corp. (Foreign)               80,000           459
                                               ------------
                                                      2,889
                                               ------------
ELECTRICAL & ELECTRONICS
  Voksel Electronics (Foreign)        399,000           440
                                               ------------
FOREST PRODUCTS & PAPER
  Barito Pacific Timber
   (Foreign)                          886,000           655
                                               ------------
HEALTH & PERSONAL CARE
  Kalbe Farma (Foreign)               723,520         2,890
                                               ------------
INDUSTRIAL COMPONENTS
  Jembo Cable Co. (Foreign)            41,600            34
  Lippo Industries (Foreign)           20,000            44
                                               ------------
                                                         78
                                               ------------
LEISURE & TOURISM
  Sona Topas Tourism (Foreign)        720,000           429
                                               ------------
MACHINERY & ENGINEERING
  United Tractors (Foreign)           684,000         1,374
                                               ------------
MERCHANDISING
  Tempo Scan Pacific (Foreign)        100,000           526
                                               ------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Charoen Pokphand Indonesia
   (Foreign)                          757,194         1,671
                                               ------------
REAL ESTATE
  Duta Pertiwi Property
   (Foreign)                           25,000            31
                                               ------------
TELECOMMUNICATIONS
  Indosat (Foreign)                   620,000         2,162
                                               ------------
                                                     16,292
                                               ------------
-----------------------------------------------------------
-------------
                                                      VALUE
                                       SHARES         (000)

  ---------------------------------------------------------
------------
ISRAEL (3.4%)
AEROSPACE & MILITARY TECHNOLOGY
  Elbit Ltd.                           27,400  U.S.$  1,970
                                               ------------
BANKING
  First International Bank of
   Israel                              10,321         1,260
                                               ------------
FOOD & HOUSEHOLD PRODUCTS
  Osem Investment Ltd.                120,450           944
  Super Sol Ltd.                       60,013         1,261
                                               ------------
                                                      2,205
                                               ------------
HEALTH & PERSONAL CARE
  Teva Pharmaceutical
   Industries Ltd. ADR                 51,000         1,843
                                               ------------
MULTI-INDUSTRY
  Koor Industries Ltd.                 19,850         1,837
  Pec Israel Economic Corp.            83,384         2,085
  Scitex Corp.                         55,467         1,047
                                               ------------
                                                      4,969
                                               ------------
REAL ESTATE
  Israel Land Development             157,600           456
                                               ------------
                                                     12,703
                                               ------------
-----------------------------------------------------------
-------------
KOREA (2.4%)
APPLIANCES & HOUSEHOLD PRODUCTS
  Samsung Electronics Co.
   (Foreign)                           26,828         6,647
                                               ------------
BANKING
  Shinhan Bank Co. Ltd.
   (Foreign)                           29,659           656
                                               ------------
ENERGY SOURCES
  Yukong Ltd. (Foreign)                27,600         1,121
                                               ------------
METALS -- STEEL
  Pohang Iron & Steel
   (Foreign)                            7,870           679
                                               ------------
                                                      9,103
                                               ------------
-----------------------------------------------------------
-------------
MEXICO (6.1%)
BANKING
  G. Banacci 'B'                    1,505,190         2,840
  G. Banacci 'L'                      736,191         1,306
  G. Bancomer 'B'                   1,231,340           367
  G. Bancomer 'L'                      79,393            22
  G. Bancomer ADR                     606,933         3,566
  G. Serfin ADR                        32,600           151
                                               ------------
                                                      8,252
                                               ------------
BEVERAGES & TOBACCO
  FEMSA 'B'                         1,312,175         3,328
  Panamerican Beverages, Inc.
   'A'                                 78,965         2,122
                                               ------------
                                                      5,450
                                               ------------
BUILDING MATERIALS & COMPONENTS
  Apasco                              270,288         1,067
  Cemex 'A'                           107,582           411
  Cemex ADR                           243,922         2,062
  Tolmex 'B2'                         679,550         3,430
                                               ------------
                                                      6,970
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                       SHARES         (000)
  ---------------------------------------------------------
------------
MEXICO (CONTINUED)
CONSTRUCTION & HOUSING
  Empresas ICA Sociedad
   Controladora S.A. ADS               99,514  U.S.$  1,145
  GMD 'L' ADR                           3,134            12
                                               ------------
                                                      1,157
                                               ------------
METALS -- STEEL
  G. Hylsamex ADR                      36,925           655
                                               ------------
MULTI-INDUSTRY
  G. Sidek 'A'                        559,400           430
                                               ------------
                                                     22,914
                                               ------------
-----------------------------------------------------------
-------------
MOROCCO (0.5%)
BANKING
  Wafabank                             20,000           831
                                               ------------
MULTI-INDUSTRY
  Groupe Ona                           21,400           877
                                               ------------
                                                      1,708
                                               ------------
-----------------------------------------------------------
-------------
PAKISTAN (2.8%)
BANKING
  Muslim Commercial Bank Ltd.          37,950            50
                                               ------------
BEVERAGES & TOBACCO
  Industrial Fruit Products           602,000            69
                                               ------------
BUILDING MATERIALS & COMPONENTS
  Cherat Cement Ltd.                   84,227           151
  D. G. Khan Cement Ltd.              665,000           981
                                               ------------
                                                      1,132
                                               ------------
CHEMICALS
  Fauji Fertilizer Co. Ltd.         1,250,000         2,469
                                               ------------
ELECTRICAL & ELECTRONICS
  Karachi Electric Supply
   Corp.                              504,000           504
                                               ------------
ENERGY SOURCES
  Pakistan State Oil Co. Ltd.         114,000         1,302
                                               ------------
INSURANCE
  Adamjee Insurance Co. Ltd.          121,008           426
                                               ------------
TELECOMMUNICATIONS
  Pakistan Telecommunications          22,000         2,408
  Pakistan Telecommunications GDR       4,500           472
                                               ------------
                                                      2,880
                                               ------------
TEXTILES & APPAREL
  Crescent Textile Mills Ltd.          20,234            13
  Dewan Salman Fibre                  300,000           840
  Dewan Salman Fibre (Rights)           3,750             -
  Nishat Mills Ltd.                   387,726           360
                                               ------------
                                                      1,213
                                               ------------
UTILITIES -- ELECTRICAL & GAS
  Sui Northern Gas Co.                390,000           458
                                               ------------
                                                     10,503
                                               ------------
-----------------------------------------------------------
-------------
PERU (0.5%)
BEVERAGES & TOBACCO
  Backus y Johnston 'C'                 9,021           163
                                               ------------
-----------------------------------------------------------
-------------
                                                      VALUE
                                       SHARES         (000)

  ---------------------------------------------------------
------------
BUILDING MATERIALS & COMPONENTS
  Cementos Yura                       250,117  U.S.$  1,565
                                               ------------
METALS -- NON-FERROUS
  Southern Peru Copper 'T'             35,575           139
                                               ------------
                                                      1,867
                                               ------------
-----------------------------------------------------------
-------------
PHILIPPINES (4.2%)
BEVERAGES & TOBACCO
  San Miguel Corp. 'B'                738,000         2,606
                                               ------------
ENERGY SOURCES
  Petron Corp.                      5,726,625         2,692
                                               ------------
MULTI-INDUSTRY
  JG Summit Holdings 'B'            3,523,000         1,041
                                               ------------
REAL ESTATE
  Ayala Land, Inc. 'B'              1,415,781         1,576
  C&P Homes, Inc.                   2,395,900         1,494
  SM Prime Holdings, Inc.           6,294,100         1,884
                                               ------------
                                                      4,954
                                               ------------
TELECOMMUNICATIONS
  Philippine Long Distance
   Telephone 'B'                       24,760         1,654
                                               ------------
UTILITIES -- ELECTRICAL & GAS
  Manila Electric Co. 'B'             336,865         2,573
                                               ------------
                                                     15,520
                                               ------------
-----------------------------------------------------------
-------------
POLAND (1.5%)
BEVERAGES & TOBACCO
  Wedel                                 5,090           253
  Zywiec                                8,515           700
                                               ------------
                                                        953
                                               ------------
CHEMICALS
  Eastbridge                           33,600         2,259
                                               ------------
CONSTRUCTION & HOUSING
  Mostostal Exports 'A'               246,000           647
                                               ------------
FINANCIAL SERVICES
  Bank Rozwoju Eksportu                 4,550            80
                                               ------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Debica                                9,700           140
                                               ------------
MULTI-INDUSTRY
  Elektrim                            116,500           431
  International UNP Holdings
   Ltd.                             2,280,000           933
  International UNP Holdings
   Ltd.
   (Warrants), expiring
   12/31/95                         1,140,000             -
                                               ------------
                                                      1,364
                                               ------------
                                                      5,443
                                               ------------
-----------------------------------------------------------
-------------
PORTUGAL (0.8%)
BANKING
  Banco Totta & Acores 'B'             55,000         1,085
                                               ------------
BEVERAGES & TOBACCO
  UNICER-Uniao Cervejeira S.A.         67,500         1,090
                                               ------------
BROADCAST & PUBLISHING
  Filmes Lusomundo                     35,000           430
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                       SHARES         (000)
  ---------------------------------------------------------
------------
PORTUGAL (CONTINUED)
MULTI-INDUSTRY
  Portuguese Investment Fund
   Ltd.                                 4,000  U.S.$    250
                                               ------------
                                                      2,855
                                               ------------
-----------------------------------------------------------
-------------
RUSSIA (2.3%)
MULTI-INDUSTRY
  Alliance Cellulose 'B'              156,075         3,139
                                               ------------
TELECOMMUNICATIONS
  Global Telesystems Group,
   Inc.                               214,285         2,143
  Russian Telecom Development
   Corp.                              176,000         1,760
  Storyfirst Communications
   'C' (Preferred)                        270           180
  Storyfirst
   Communications 'D'
   (Preferred)                            720           540
  Storyfirst Communications
   'E' (Preferred)                        780           780
                                               ------------
                                                      5,403
                                               ------------
                                                      8,542
                                               ------------
-----------------------------------------------------------
-------------
SOUTH AFRICA (1.7%)
CHEMICALS
  SASOL Ltd.                          260,969         2,144
                                               ------------
INSURANCE
  Liberty Life Strategic
   Investments Ltd.                   160,000           537
                                               ------------
MULTI-INDUSTRY
  Anglo American Industrial
   Corp.                               10,000           482
  Bidvest Group Ltd.                  365,200         2,100
  Morgan Stanley Africa
   Investment Fund                     78,265           959
                                               ------------
                                                      3,541
                                               ------------
                                                      6,222
                                               ------------
-----------------------------------------------------------
-------------
SRI LANKA (0.3%)
MULTI-INDUSTRY
  John Keells Holdings                360,400         1,184
                                               ------------
-----------------------------------------------------------
-------------
TAIWAN (4.3%)
CHEMICALS
  Shinkong Synthetic Fiber            588,000           626
                                               ------------
DATA PROCESSING & REPRODUCTION
  Acer, Inc.                          820,000         1,939
                                               ------------
ELECTRICAL & ELECTRONICS
  Mosel Vitelic, Inc.                 410,000         1,591
                                               ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Advanced Semiconductor
   Engineering, Inc.                  321,000           724
  Taiwan Semiconductor Co.          1,495,000         5,442
  United Micro Electronics
   Corp. Ltd.                       1,202,629         3,266
                                               ------------
                                                      9,432
                                               ------------
INDUSTRIAL COMPONENTS
  Walsin Lihwa Corp. GDR              121,000         1,466
                                               ------------
METALS -- STEEL
  China Steel Corp.                 1,310,000         1,036
                                               ------------
                                                     16,090
                                               ------------
-----------------------------------------------------------
-------------
                                                      VALUE
                                       SHARES         (000)

  ---------------------------------------------------------
------------
THAILAND (4.2%)
BANKING
  Bangkok Bank Ltd. (Local)           211,000  U.S.$  1,732
  Bangkok Bank Ltd. (Foreign)         284,000         3,191
  Thai Farmers Bank Ltd.
   (Foreign)                          315,560         2,742
                                               ------------
                                                      7,665
                                               ------------
ELECTRICAL & ELECTRONICS
  Shinawatra Computer Co. Ltd.
   (Foreign)                           67,000         1,655
                                               ------------
FINANCIAL SERVICES
  Finance One Co. Ltd.
   (Foreign)                          774,600         4,723
                                               ------------
TELECOMMUNICATIONS
  Advanced Information
   Services Co. Ltd. (Foreign)         92,700         1,492
                                               ------------
                                                     15,535
                                               ------------
-----------------------------------------------------------
-------------
TURKEY (4.0%)
AUTOMOBILES
  Tofas Turk Otomobil
   Fabrikasi                        7,920,000         1,157
  Tofas Turk Otomobil Fabrikasi GDR   665,200           585
                                               ------------
                                                      1,742
                                               ------------
BANKING
  Yapi Kredi Bankasi AS            12,016,800           634
                                               ------------
BEVERAGES & TOBACCO
  Ege Biracilik Ve Malt
   Sanayii                         11,857,880         4,389
                                               ------------
BUILDING MATERIALS & COMPONENTS
  Borusan Birmesik                  4,521,000         1,490
  Ege Seramik Sanayi ve
   Ticaret AS                       1,128,000           343
                                               ------------
                                                      1,833
                                               ------------
FOOD & HOUSEHOLD PRODUCTS
  Migros Turk TAS                   1,020,000         1,097
  Tat Konserve Sanayii AS           3,535,000         2,330
                                               ------------
                                                      3,427
                                               ------------
HEALTH & PERSONAL CARE
  Efes Sinai Yatirim               30,236,087         1,410
                                               ------------
METALS -- NON-FERROUS
  Sarkuysan Elektrolitik Bakir      6,090,000         1,112
                                               ------------
TEXTILES & APPAREL
  Aksa Akrilik Kimya Sanayii
   AS                                 387,000           104
  Aksa Akrilik Kimya Sanayii
   AS (New)                            77,400            20
  Aksa Akrilik Kimya Sanayii
   AS (Rights), expiring
   10/23/95                           561,327           139
                                               ------------
                                                        263
                                               ------------
UTILITIES -- ELECTRICAL & GAS
  Turcas Petroculuk AS                863,750           201
                                               ------------
                                                     15,011
                                               ------------
-----------------------------------------------------------
-------------
UNITED KINGDOM (0.2%)
MULTI-INDUSTRY
  Lonrho plc                          316,304           832
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                       SHARES         (000)
  ---------------------------------------------------------
------------
ZIMBABWE (0.7%)
MULTI-INDUSTRY
  Trans Zambezi Industries
   Ltd.                             1,800,000  U.S.$  2,520
                                               ------------
-----------------------------------------------------------
-------------
TOTAL COMMON STOCKS
  (Cost U.S. $305,842)                              332,860
                                               ------------

-----------------------------------------------------------------
-------------

                                         FACE
                                       AMOUNT
                                        (000)
  ---------------------------------------------------------
------------
DEBT INSTRUMENTS (6.3%)
  ---------------------------------------------------------
------------
COLOMBIA (0.5%)
BANKING
  Banco de Colombia
   (Convertible)
   5.20%, 2/1/99                U.S.$   2,615         1,935
                                               ------------
-----------------------------------------------------------
-------------
ECUADOR (0.2%)
BRADY BONDS
  Republic of Ecuador Past Due
   Interest Bond 6.813%,
   2/27/15                              1,928           624
                                               ------------
-----------------------------------------------------------
-------------
INDIA (0.8%)
CHEMICALS
  Supreme Petrochem 15.00%,
   4/22/02                        INR     600           248
                                               ------------
MACHINERY & ENGINEERING
  Bharat Forge Co. Ltd.
   14.00%, 4/14/02                         14            19
                                               ------------
METALS-STEEL
  Shri Ishar Alloy Steels
   2.85%, 4/21/00                         581           274
                                               ------------
MULTI-INDUSTRY
  Somani Pilkington 30.00%,
   1/4/02                                 207         1,145
                                               ------------
TEXTILES & APPAREL
  DCM Shriram Industries
   9.90%, 3/1/00                          335           611
  DCM Shriram Industries
   (Convertible) 7.50%, 3/1/00            330           456
  Raymond Ltd. 16.00%,
   12/31/99                               124           364
                                               ------------
                                                      1,431
                                               ------------
                                                      3,117
                                               ------------
-----------------------------------------------------------
-------------
POLAND (0.0%)
BRADY BOND
  Polish People's Republic
   Past Due Interest Bond
   3.25%, 10/27/14              U.S.$      28            18
                                               ------------
-----------------------------------------------------------
-------------
RUSSIA (4.8%)
LOAN AGREEMENTS
  Bank for Foreign Economic
   Affairs Unrestructured
   Loans CHF                       CHF  1,935           522
  Bank for Foreign Economic
   Affairs Unrestructured
   Loans                        U.S.$  38,000        12,451
                                               ------------
                                                     12,973
                                               ------------
-----------------------------------------------------------
-------------

                                         FACE
                                       AMOUNT         VALUE
                                        (000)         (000)

  ---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS
  LUKoil (Convertible), 0.00%,
   4/6/96                       U.S.$       5  U.S.$  4,998
                                               ------------
                                                     17,971
                                               ------------
-----------------------------------------------------------
-------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $23,769)                                23,665
                                               ------------
-----------------------------------------------------------
-------------
SHORT TERM INVESTMENT (2.7%)
  ---------------------------------------------------------
------------
REPURCHASE AGREEMENT
  Chase Manhattan Bank, N.A.,
   6.00%, dated 9/29/95, due
   10/2/95, to be repurchased
   at U.S.$9,882,
   collateralized by
   U.S.$8,450 United States
   Treasury Bonds 8.125%, due
   5/15/21, valued at
   U.S.$10,077
   (Cost $9,877)                        9,877         9,877
                                               ------------

-----------------------------------------------------------------
-------------

FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.7%)
  Argentine Peso                ARS 254                 254
  Colombian Peso                COP 156,860              163
  Hong Kong Dollar              HKD 5,300                685
  Indian Rupee                  INR 89,682             2,643
  Indonesian Rupiah             IDR 512,881              226
  Israeli Shekels               ILS 18                     6
  Mexican New Peso              MXN 43                     7
  Pakistani Rupee               PKR 16,439               522
  Peruvian Sol                  PEN 619                  276
  Philippine Peso               PHP 18,062               693
  South African Rand            ZAR 71                    20
  Sri Lankan Rupee              LKR 793                   15
  Taiwanese Dollar              TWD 22,323               825
  Thai Baht                     THB 2,977                119
                                                       -----
  (Cost U.S. $6,690)                                   6,454
                                                       -----

                          ---------------------------------------------
---------
TOTAL INVESTMENTS (100.1%)
  (Cost U.S. $346,178)                                          372,856
                                                           ------------
      -----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (-0.1%)
  Other Assets                                U.S.$ 9,421
  Liabilities                                      (9,853)         (432)
                                              -----------  ------------
      -----------------------------------------------------------------
-------------
NET ASSETS
  Applicable to 22,659,798 issued and outstanding U.S.
   $.01 par value shares (100,000,000 shares authorized)   U.S.$372,424
                                                          -------------
      -----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                                  U.S.$  16.44
                                                          -------------
      -----------------------------------------------------------------
-------------
ADR--American Depositary Receipt
ADS--American Depositary Shares
GDR--Global Depositary Receipt
GDS--Global Depositary Share
CHF--Swiss Franc

                                       11